Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Statement [Abstract]
Net revenue	$ 1,015,764	$ 928,547	$ 1,255,838	$ 1,182,509	$ 1,107,351
Cost of revenue (exclusive of depreciation expense shown below)	786,024	725,754	983,043	921,618	861,691
Operating expenses:
General and administrative	119,452	108,104	145,041	145,184	139,630
Depreciation and amortization	64,278	50,594	67,488	63,573	59,987
Total operating expenses	183,730	158,698	212,529	208,757	199,617
Income from operations	46,010	44,095	60,266	52,134	46,043
Other income (expense):
Management fee of related party	(162)	(1,041)	(9,488)	(1,359)	(1,325)
Other income (expense), net	(333)	664	191	911	2
Extinguishment of debt	(17,058)	(14,699)	(14,699)	0	0
Interest income			183	135	328
Interest expense	(28,868)	(53,204)	(69,349)	(78,075)	(79,445)
Income (loss) from continuing operations before income taxes	(411)	(24,185)	(32,896)	(26,254)	(34,397)
Expense (benefit) for income taxes	(185)	(7,243)	(11,463)	(9,942)	(19,883)
Income (loss) from continuing operations	(226)	(16,942)	(21,433)	(16,312)	(14,514)
(Loss) gain from discontinued operations, net of tax	(966)	67	(1,382)	(1,984)	245
Net income (loss)	$ (1,192)	$ (16,875)	$ (22,815)	$ (18,296)	$ (14,269)
Income (loss) per common share, basic and diluted
Income (loss) from continuing operations (in dollars per share)	$ (0.01)	$ (0.67)	$ (0.84)	$ (0.65)	$ (0.57)
Income (loss) from discontinued operations (in dollars per share)	(0.02)	0.00	(0.05)	(0.07)	0.00
Net income (loss) (in dollars per share)	$ (0.03)	$ (0.67)	$ (0.89)	$ (0.72)	$ (0.57)
Weighted average number of common shares outstanding, basic	36,950,000	25,250,000
Weighted average number of common shares outstanding, basic and diluted			25,538,493	25,250,000	25,250,000
Weighted average number of common shares outstanding, diluted	36,950,000	25,250,000